UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Global Securities Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                              MARKET VALUE
                                                  SHARES        SEE NOTE 1
---------------------------------------------------------------------------
COMMON STOCKS--97.1%
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.2%
---------------------------------------------------------------------------
AUTOMOBILES--2.1%
Porsche AG, Preferred                             46,541   $    31,284,822
---------------------------------------------------------------------------
Toyota Motor Corp.                               733,700        29,720,515
                                                           ----------------
                                                                61,005,337

---------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
International Game Technology                    314,500        12,139,700
---------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                        136,300         4,890,444
---------------------------------------------------------------------------
Starbucks Corp. 1                                367,400        15,974,552
                                                           ----------------
                                                                33,004,696

---------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Sharp Corp.                                      885,000        14,136,966
---------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                               306,600        16,679,040
---------------------------------------------------------------------------
MEDIA--8.4%
Grupo Televisa SA,
Sponsored GDR                                    445,299        20,158,686
---------------------------------------------------------------------------
JC Decaux SA 1                                   541,174        11,581,597
---------------------------------------------------------------------------
Pearson plc                                    2,142,518        26,032,553
---------------------------------------------------------------------------
Reed Elsevier plc                              1,564,246        15,205,032
---------------------------------------------------------------------------
Singapore Press Holdings Ltd.                  6,468,639        15,622,827
---------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                26,591,602        81,902,134
---------------------------------------------------------------------------
Societe Television Francaise 1                   386,660        12,179,431
---------------------------------------------------------------------------
Television Broadcasts Ltd.                     5,211,832        22,317,904
---------------------------------------------------------------------------
Wolters Kluwer NV                                811,250        14,726,150
---------------------------------------------------------------------------
WPP Group plc                                  1,173,870        11,921,352
---------------------------------------------------------------------------
Zee Telefilms Ltd.                             5,357,100        14,693,427
                                                           ----------------
                                                               246,341,093

---------------------------------------------------------------------------
SPECIALTY RETAIL--4.3%
Circuit City Stores, Inc./Circuit
City Group                                     1,407,549        18,227,760
---------------------------------------------------------------------------
Gap, Inc. (The)                                  574,000        13,919,500
---------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                  2,148,700        55,479,215
---------------------------------------------------------------------------
New Dixons Group plc                           9,885,260        29,624,229
---------------------------------------------------------------------------
RadioShack Corp.                                 352,200        10,083,486
                                                           ----------------
                                                               127,334,190

---------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                    189,400         8,558,986
---------------------------------------------------------------------------
CONSUMER STAPLES--7.5%
---------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de Bebidas das
Americas, ADR                                    618,915        12,421,624
---------------------------------------------------------------------------
Diageo plc                                       446,470         6,019,920
---------------------------------------------------------------------------
Fomento Economico Mexicano
SA de CV, UBD                                  3,145,900        14,386,089

                                                              MARKET VALUE
                                                  SHARES        SEE NOTE 1
---------------------------------------------------------------------------
BEVERAGES CONTINUED
Grupo Modelo SA de CV,
Series C                                       4,225,200   $    10,580,402
                                                           ----------------
                                                                43,408,035

---------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Boots Group plc                                1,110,260        13,852,578
---------------------------------------------------------------------------
Carrefour SA                                     198,200         9,616,665
---------------------------------------------------------------------------
Seven-Eleven Japan Co. Ltd.                      353,000        11,517,023
                                                           ----------------
                                                                34,986,266

---------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Cadbury Schweppes plc                          3,613,821        31,179,053
---------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.6%
Hindustan Lever Ltd.                           4,774,500        13,220,095
---------------------------------------------------------------------------
Reckitt Benckiser plc                          2,200,417        62,291,011
                                                           ----------------
                                                                75,511,106

---------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Gillette Co.                                     563,700        23,900,880
---------------------------------------------------------------------------
Shiseido Co. Ltd.                                806,000        10,156,715
                                                           ----------------
                                                                34,057,595

---------------------------------------------------------------------------
ENERGY--7.2%
---------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.8%
GlobalSantaFe Corp.                              983,300        26,057,450
---------------------------------------------------------------------------
Technip SA                                       191,730        26,009,418
---------------------------------------------------------------------------
Transocean, Inc. 1                               990,600        28,667,964
                                                           ----------------
                                                                80,734,832

---------------------------------------------------------------------------
OIL & GAS--4.4%
BP plc, ADR                                      448,169        24,008,413
---------------------------------------------------------------------------
Burlington Resources, Inc.                       356,400        12,894,552
---------------------------------------------------------------------------
ChevronTexaco Corp.                              256,472        24,136,580
---------------------------------------------------------------------------
Encana Corp.                                     392,017        16,847,302
---------------------------------------------------------------------------
ENI SpA                                          584,500        11,605,674
---------------------------------------------------------------------------
Husky Energy, Inc.                             1,353,115        25,886,556
---------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                     209,470         2,866,971
---------------------------------------------------------------------------
Total SA, B Shares                                63,310        12,069,993
                                                           ----------------
                                                               130,316,041

---------------------------------------------------------------------------
FINANCIALS--16.0%
---------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Northern Trust Corp.                             219,800         9,293,144
---------------------------------------------------------------------------
COMMERCIAL BANKS--8.0%
ABN Amro Holding NV                            1,236,400        27,046,706
---------------------------------------------------------------------------
Anglo Irish Bank Corp.                           815,366        12,747,394
---------------------------------------------------------------------------
Australia & New Zealand
Banking Group Ltd.                               924,550        11,773,080
---------------------------------------------------------------------------
Bank One Corp.                                 1,034,139        52,741,089


         5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                              MARKET VALUE
                                                  SHARES        SEE NOTE 1
---------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Commerce Bancorp, Inc.                           101,000   $     5,556,010
---------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                 1,316,350        15,927,835
---------------------------------------------------------------------------
Resona Holdings, Inc. 1                        6,636,000        11,798,415
---------------------------------------------------------------------------
Royal Bank of Scotland
Group plc (The)                                1,496,307        43,091,210
---------------------------------------------------------------------------
Societe Generale, Cl. A                          307,630        26,143,323
---------------------------------------------------------------------------
Wachovia Corp.                                   658,129        29,286,741
                                                           ----------------
                                                               236,111,803

---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
3i Group plc                                     992,476        11,024,111
---------------------------------------------------------------------------
American Express Co.                             456,900        23,475,522
---------------------------------------------------------------------------
Citigroup, Inc.                                  221,466        10,298,169
---------------------------------------------------------------------------
Credit Saison Co. Ltd.                           526,900        15,838,629
---------------------------------------------------------------------------
MBNA Corp.                                     1,058,250        27,292,268
---------------------------------------------------------------------------
MLP AG                                           377,528         5,534,800
---------------------------------------------------------------------------
Schwab (Charles) Corp.                           975,900         9,378,399
                                                           ----------------
                                                               102,841,898

---------------------------------------------------------------------------
INSURANCE--4.2%
ACE Ltd.                                         541,471        22,893,394
---------------------------------------------------------------------------
Aegon NV                                       1,804,007        21,750,917
---------------------------------------------------------------------------
Allianz AG                                       242,350        26,242,109
---------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                  7,960        23,521,800
---------------------------------------------------------------------------
Everest Re Group Ltd.                            139,800        11,234,328
---------------------------------------------------------------------------
Manulife Financial Corp.                         410,613        16,553,148
                                                           ----------------
                                                               122,195,696

---------------------------------------------------------------------------
HEALTH CARE--14.8%
---------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Affymetrix, Inc. 1                               454,400        14,872,512
---------------------------------------------------------------------------
Amgen, Inc. 1                                    298,100        16,267,317
---------------------------------------------------------------------------
Genentech, Inc. 1                                288,600        16,219,320
---------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                             270,900        12,821,697
---------------------------------------------------------------------------
Gilead Sciences, Inc. 1                          383,580        25,699,860
---------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                    332,200         3,863,486
---------------------------------------------------------------------------
Millennium Pharmaceuticals,
Inc. 1                                           320,500         4,422,900
---------------------------------------------------------------------------
Qiagen NV 1                                      917,711        10,919,695
                                                           ----------------
                                                               105,086,787

---------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Applera Corp./Applied
Biosystems Group                                 547,700        11,912,475
---------------------------------------------------------------------------
Essilor International SA                         196,440        12,822,283
---------------------------------------------------------------------------
Nektar Therapeutics 1,2                          314,361         5,019,716
---------------------------------------------------------------------------
Smith & Nephew plc                             1,474,640        15,871,728
                                                           ----------------
                                                                45,626,202

                                                              MARKET VALUE
                                                  SHARES        SEE NOTE 1
---------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Express Scripts, Inc. 1                          178,900   $    14,174,247
---------------------------------------------------------------------------
IMS Health, Inc.                                 582,100        13,644,424
---------------------------------------------------------------------------
Quest Diagnostics, Inc.                          298,900        25,391,555
                                                           ----------------
                                                                53,210,226

---------------------------------------------------------------------------
PHARMACEUTICALS--7.9%
AstraZeneca plc                                  293,320        13,160,090
---------------------------------------------------------------------------
Aventis SA 1                                     190,530        14,383,708
---------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                   829,200        13,010,039
---------------------------------------------------------------------------
Eli Lilly & Co.                                  175,900        12,297,169
---------------------------------------------------------------------------
Mylan Laboratories, Inc.                         468,600         9,489,150
---------------------------------------------------------------------------
Novartis AG                                      444,100        19,591,604
---------------------------------------------------------------------------
Pfizer, Inc.                                     722,519        24,767,951
---------------------------------------------------------------------------
Roche Holdings AG                                340,855        33,748,020
---------------------------------------------------------------------------
Sanofi-Synthelabo SA                             600,899        38,089,467
---------------------------------------------------------------------------
Schering-Plough Corp.                            862,600        15,940,848
---------------------------------------------------------------------------
Shionogi & Co. Ltd.                            1,391,000        23,915,282
---------------------------------------------------------------------------
Teva Pharmaceutical Industries
Ltd., Sponsored ADR                              193,900        13,047,531
                                                           ----------------
                                                               231,440,859

---------------------------------------------------------------------------
INDUSTRIALS--4.5%
---------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Boeing Co.                                       306,800        15,674,412
---------------------------------------------------------------------------
Empresa Brasileira de
Aeronautica SA, ADR                              880,534        25,174,467
---------------------------------------------------------------------------
Lockheed Martin Corp.                            260,600        13,572,048
---------------------------------------------------------------------------
Northrop Grumman Corp.                           276,000        14,821,200
---------------------------------------------------------------------------
Raytheon Co.                                     634,500        22,696,065
                                                           ----------------
                                                                91,938,192

---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Rentokil Initial plc                           3,249,769         8,516,043
---------------------------------------------------------------------------
Societe BIC SA                                   143,093         6,368,363
                                                           ----------------
                                                                14,884,406

---------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                        538,000         5,177,107
---------------------------------------------------------------------------
Leighton Holdings Ltd.                           225,823         1,429,933
                                                           ----------------
                                                                 6,607,040

---------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Hutchison Whampoa Ltd.                         1,554,000        10,609,311
---------------------------------------------------------------------------
MACHINERY--0.3%
Hyundai Heavy Industries Co. Ltd.                376,230         8,937,701
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.2%
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.1%
Alcatel SA 1                                   1,149,650        17,735,792
---------------------------------------------------------------------------
Cisco Systems, Inc. 1                          1,015,800        24,074,460


        6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                              MARKET VALUE
                                                  SHARES        SEE NOTE 1
---------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT Continued
JDS Uniphase Corp. 1                           4,976,900  $     18,862,451
---------------------------------------------------------------------------
Juniper Networks, Inc. 1                         473,200        11,626,524
---------------------------------------------------------------------------
QUALCOMM, Inc.                                 1,148,800        83,839,424
---------------------------------------------------------------------------
Scientific-Atlanta, Inc.                         348,500        12,023,250
---------------------------------------------------------------------------
Telefonaktiebolaget LM
Ericsson, B Shares 1                          14,166,500        41,749,421
                                                           ----------------
                                                               209,911,322

---------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
International Business
Machines Corp.                                   119,717        10,553,054
---------------------------------------------------------------------------
Sun Microsystems, Inc. 1                       3,182,400        13,811,616
                                                           ----------------
                                                                24,364,670

---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Keyence Corp.                                     55,200        12,591,559
---------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                    244,000        13,908,995
---------------------------------------------------------------------------
Tandberg ASA                                   2,847,250        30,088,879
                                                           ----------------
                                                                56,589,433

---------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp. 1                                  881         8,558,493
---------------------------------------------------------------------------
IT SERVICES--1.2%
Amadeus Global Travel
Distribution SA                                1,558,901        10,222,874
---------------------------------------------------------------------------
Infosys Technologies Ltd.                        202,735        24,354,217
                                                           ----------------
                                                                34,577,091

---------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                      229,000        12,067,543
---------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--3.9%
Advanced Micro Devices, Inc. 1                 2,110,200        33,552,180
---------------------------------------------------------------------------
National Semiconductor Corp. 1                 1,236,800        27,197,232
---------------------------------------------------------------------------
Samsung Electronics Co.                           68,920        28,450,749
---------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd. 2                      16,823,221        24,204,634
                                                           ----------------
                                                               113,404,795

---------------------------------------------------------------------------
SOFTWARE--5.6%
Amdocs Ltd. 1                                    452,500        10,602,075
---------------------------------------------------------------------------
BEA Systems, Inc. 1                              944,200         7,761,324
---------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                 2,032,870        29,740,888
---------------------------------------------------------------------------
Electronic Arts, Inc. 1                           89,442         4,879,061
---------------------------------------------------------------------------
Novell, Inc. 1                                 1,445,926        12,131,319
---------------------------------------------------------------------------
Red Hat, Inc. 1                                  685,100        15,736,747
---------------------------------------------------------------------------
SAP AG                                           187,572        31,264,700
---------------------------------------------------------------------------
Sybase, Inc.  1                                  623,610        11,224,980
---------------------------------------------------------------------------
Symantec Corp. 1                                 347,700        15,222,306
---------------------------------------------------------------------------
Trend Micro, Inc.                                374,500        16,611,648

                                                              MARKET VALUE
                                                  SHARES        SEE NOTE 1
---------------------------------------------------------------------------
SOFTWARE CONTINUED
Veritas Software Corp. 1                         350,600   $     9,711,620
                                                           ----------------
                                                               164,886,668

---------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.2%
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES--1.6%
France Telecom SA                                992,148        25,856,017
---------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                 78,987               857
---------------------------------------------------------------------------
Tele Norte Leste Participacoes SA,
Preference                                 1,524,785,693        19,299,838
                                                           ----------------
                                                                45,156,712

---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.6%
KDDI Corp.                                         9,452        54,053,503
---------------------------------------------------------------------------
NTT DoCoMo, Inc.                                  13,589        24,284,975
---------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                         822,560        17,265,534
---------------------------------------------------------------------------
Vodafone Group plc                            45,221,080        99,025,161
                                                           ----------------
                                                               194,629,173

---------------------------------------------------------------------------
UTILITIES--0.5%
---------------------------------------------------------------------------
GAS UTILITIES--0.5%
Gail India Ltd.                                  356,250         1,318,067
---------------------------------------------------------------------------
Hong Kong & China Gas
Co. Ltd.                                       8,827,000        14,542,287
                                                           ----------------
                                                                15,860,354
                                                           ----------------
Total Common Stocks
(Cost $2,244,134,593)                                        2,856,042,755

                                               PRINCIPAL
                                                  AMOUNT
---------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
---------------------------------------------------------------------------
Hindustan Lever Ltd., 1.50% Sec.
Debs., 1/1/05 [INR]
(Cost $563,565)                               25,547,400           565,868

---------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
---------------------------------------------------------------------------
Undivided interest of 6.18% in joint
repurchase agreement (Principal
Amount/Market Value $1,249,774,000, with a
maturity value of $1,249,822,255) with UBS
Warburg LLC, 1.39%, dated 6/30/04, to be
repurchased at $77,236,982 on 7/1/04,
collateralized by Federal Home Loan
Mortgage Corp., 4.50%, 6/1/19, with a value
of $340,921,875 and Federal National
Mortgage Assn., 4.50%--5%, 4/1/19--3/1/34,
with a value of $937,433,252
(Cost $77,234,000)                            77,234,000        77,234,000

---------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,321,932,158)                               99.7%    2,933,842,623
---------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                      0.3         9,220,295
                                           --------------------------------
NET ASSETS                                         100.0%  $ 2,943,062,918
                                           ================================


        7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

INR     Indian Rupee

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS          MARKET VALUE    PERCENT
-----------------------------------------------------
United States              $ 1,212,229,033     41.3%
United Kingdom                 410,822,484     14.0
Japan                          277,347,407      9.5
France                         212,856,057      7.3
Sweden                          97,228,636      3.3
Germany                         94,326,431      3.2
The Netherlands                 74,443,468      2.5
India                           72,946,480      2.5
Canada                          59,287,006      2.0
Brazil                          56,896,786      1.9
Korea, Republic of South        54,653,984      1.9
Switzerland                     53,339,624      1.8
Hong Kong                       47,469,502      1.6
Mexico                          45,125,177      1.5
Bermuda                         34,127,722      1.2
Norway                          30,088,879      1.0
Taiwan                          24,204,634      0.8
Singapore                       15,622,827      0.5
Australia                       13,203,013      0.5
Israel                          13,047,531      0.5
Ireland                         12,747,394      0.4
Italy                           11,605,674      0.4
Spain                           10,222,874      0.4
                           --------------------------
Total                      $ 2,933,842,623    100.0%
                           ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
---------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------
Investments, at value (cost $2,321,932,158)--see accompanying
statement of investments                                               $ 2,933,842,623
---------------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,413,867)                                   2,395,632
---------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                       4,589,341
Shares of beneficial interest sold                                           4,243,409
Investments sold                                                               362,633
Other                                                                           28,135
                                                                       ----------------
Total assets                                                             2,945,461,773

---------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------
Bank overdraft                                                                 137,015
---------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                       1,843,081
Distribution and service plan fees                                             148,901
Shareholder communications                                                      85,814
Custodian fees                                                                  85,150
Trustees' compensation                                                          36,417
Transfer and shareholder servicing agent fees                                    2,482
Other                                                                           59,995
                                                                       ----------------
Total liabilities                                                            2,398,855

---------------------------------------------------------------------------------------
NET ASSETS                                                             $ 2,943,062,918
                                                                       ================

---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $       115,014
---------------------------------------------------------------------------------------
Additional paid-in capital                                               2,591,083,730
---------------------------------------------------------------------------------------
Accumulated net investment loss                                             (1,599,959)
---------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                     (258,549,189)
---------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                          612,013,322
                                                                       ----------------
NET ASSETS                                                             $ 2,943,062,918
                                                                       ================

---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $2,477,436,396 and 96,809,620 shares
of beneficial interest outstanding)                                    $         25.59
---------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $249,020,460 and 9,775,581 shares of
beneficial interest outstanding)                                       $         25.47
---------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $203,916,749 and 7,931,416 shares of
beneficial interest outstanding)                                       $         25.71
---------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $12,689,313 and 497,752 shares of
beneficial interest outstanding)                                       $         25.49

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
-----------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $2,881,521)     $  27,579,333
-----------------------------------------------------------------------------
Interest                                                             842,746
                                                               --------------
Total investment income                                           28,422,079

-----------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------
Management fees                                                    8,877,175
-----------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                       269,640
Class 4 shares                                                         2,496
-----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                     4,991
Service shares                                                         4,990
Class 3 shares                                                         4,989
Class 4 shares                                                            13
-----------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                    52,026
Service shares                                                         4,252
Class 3 shares                                                         3,592
Class 4 shares                                                            13
-----------------------------------------------------------------------------
Custodian fees and expenses                                          249,314
-----------------------------------------------------------------------------
Trustees' compensation                                                33,226
-----------------------------------------------------------------------------
Other                                                                 86,410
                                                               --------------
Total expenses                                                     9,593,127
Less reduction to custodian expenses                                  (5,278)
                                                               --------------
Net expenses                                                       9,587,849

-----------------------------------------------------------------------------
NET INVESTMENT INCOME                                             18,834,230

-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------
Net realized gain on:
Investments                                                       33,193,649
Foreign currency transactions                                     14,282,045
Net increase from payment by affiliate                                70,760
                                                               --------------
Net realized gain                                                 47,546,454
-----------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                       56,232,594
Translation of assets and liabilities denominated in foreign
currencies                                                       (37,951,387)
                                                               --------------
Net change in unrealized appreciation                             18,281,207

-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  84,661,891
                                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        10 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS              YEAR
                                                                          ENDED             ENDED
                                                                  JUNE 30, 2004      DECEMBER 31,
                                                                    (UNAUDITED)              2003
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                           $    18,834,230   $    18,395,967
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             47,546,454       (67,064,035)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 18,281,207       777,963,383
                                                                ----------------------------------
Net increase in net assets resulting from operations                 84,661,891       729,295,315

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                  (30,456,227)      (13,324,089)
Service shares                                                       (2,439,240)         (449,100)
Class 3 shares                                                       (2,221,201)               --
Class 4 shares                                                               --                --

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                  152,342,477        79,623,681
Service shares                                                       77,858,927        77,667,391
Class 3 shares                                                       53,839,039       121,430,754
Class 4 shares                                                       12,411,055                --

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase                                                      345,996,721       994,243,952
--------------------------------------------------------------------------------------------------
Beginning of period                                               2,597,066,197     1,602,822,245
                                                                ----------------------------------
End of period (including accumulated net investment income
(loss) of ($1,599,959) and $14,682,479, respectively)           $ 2,943,062,918   $ 2,597,066,197
                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        11 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                              ENDED
                                                      JUNE 30, 2004
NON-SERVICE SHARES                                      (UNAUDITED)           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     25.08    $     17.70    $     22.84     $     30.33
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .17            .19            .16             .17
Net realized and unrealized gain (loss)                         .66           7.34          (5.19)          (3.85)
                                                        -----------------------------------------------------------
Total from investment operations                                .83           7.53          (5.03)          (3.68)
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.32)          (.15)          (.11)           (.19)
Dividends in excess of net investment income                     --             --             --              --
Distributions from net realized gain                             --             --             --           (3.62)
                                                        -----------------------------------------------------------
Total dividends and/or distributions to shareholders           (.32)          (.15)          (.11)          (3.81)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $     25.59    $     25.08    $     17.70     $     22.84
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                             3.33%         43.02%        (22.13)%        (12.04)%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 2,477,436    $ 2,280,752    $ 1,549,993     $ 1,905,890
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 2,437,314    $ 1,751,226    $ 1,776,289     $ 1,918,335
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                          1.34%          0.99%          0.80%           0.70%
Total expenses                                                 0.65% 3        0.67% 3        0.67% 3         0.70% 3
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          10%            34%            34%             39%

                                                                               YEAR
                                                                              ENDED
                                                                       DECEMBER 31,
NON-SERVICE SHARES                                            2000             1999
-------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     33.41      $     22.07
-------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .27              .14
Net realized and unrealized gain (loss)                       1.82            12.21
                                                       ------------------------------
Total from investment operations                              2.09            12.35
-------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.09)            (.14)
Dividends in excess of net investment income                    --             (.13)
Distributions from net realized gain                         (5.08)            (.74)
                                                       ------------------------------
Total dividends and/or distributions to shareholders         (5.17)           (1.01)
-------------------------------------------------------------------------------------
Net asset value, end of period                         $     30.33      $     33.41
                                                       ==============================

-------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                            5.09%           58.48%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 2,136,420      $ 1,762,366
-------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 2,116,100      $ 1,251,190
-------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                         0.83%            0.57%
Total expenses                                                0.68% 3          0.69% 3
-------------------------------------------------------------------------------------
Portfolio turnover rate                                         50%              64%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        12 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                        SIX MONTHS                                               YEAR
                                                             ENDED                                              ENDED
                                                     JUNE 30, 2004                                       DECEMBER 31,
SERVICE SHARES                                         (UNAUDITED)        2003         2002       2001         2000 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   24.96    $   17.61    $  22.78    $  30.30       $ 32.65
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .18          .12         .12         .21           .03
Net realized and unrealized gain (loss)                        .62         7.36       (5.19)      (3.92)        (2.38)
                                                         --------------------------------------------------------------
Total from investment operations                               .80         7.48       (5.07)      (3.71)        (2.35)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.29)        (.13)       (.10)       (.19)           --
Distributions from net realized gain                            --           --          --       (3.62)           --
                                                         --------------------------------------------------------------
Total dividends and/or distributions to shareholders          (.29)        (.13)       (.10)      (3.81)           --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   25.47    $   24.96    $  17.61    $  22.78       $ 30.30
                                                         ==============================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            3.23%       42.86%     (22.37)%    (12.17)%       (7.20)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $ 249,020    $ 168,739    $ 52,830    $ 20,467       $   983
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 217,349    $  91,800    $ 34,847    $  8,502       $   325
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         1.19%        0.68%       0.51%       0.44%         0.60%
Total expenses                                                0.90% 4      0.93% 4     0.90% 4     0.85% 4       0.83% 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         10%          34%         34%         39%           50%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        13 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS         PERIOD
                                                             ENDED          ENDED
                                                     JUNE 30, 2004       DEC. 31,
CLASS 3 SHARES                                         (UNAUDITED)         2003 1
----------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------
Net asset value, beginning of period                     $   25.19      $   17.55
----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .20            .07
Net realized and unrealized gain                               .64           7.57
                                                         -------------------------
Total from investment operations                               .84           7.64
----------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.32)            --
Distributions from net realized gain                            --             --
                                                         -------------------------
Total dividends and/or distributions to shareholders          (.32)            --
----------------------------------------------------------------------------------
Net asset value, end of period                           $   25.71      $   25.19
                                                         =========================

----------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            3.35%         43.53%
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $ 203,917      $ 147,576
----------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 180,491      $  80,579
----------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         1.39%          0.73%
Total expenses                                               0.66% 4         0.68% 4
----------------------------------------------------------------------------------
Portfolio turnover rate                                         10%            34%

1. For the period from May 1, 2003 (inception of offering) to December 31, 2003.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        14 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                            PERIOD
                                                             ENDED
                                                     JUNE 30, 2004
CLASS 4 SHARES                                       (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------
Net asset value, beginning of period                     $   25.21
--------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .03
Net realized and unrealized gain                               .25
                                                         -----------
Total from investment operations                               .28
--------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --
Distributions from net realized gain                            --
                                                         -----------
Total dividends and/or distributions to shareholders            --
--------------------------------------------------------------------
Net asset value, end of period                            $  25.49
                                                         ===========

--------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            1.11%
--------------------------------------------------------------------

--------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------
Net assets, end of period (in thousands)                  $ 12,689
--------------------------------------------------------------------
Average net assets (in thousands)                         $  6,404
--------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         1.67%
Total expenses                                                0.89% 4
--------------------------------------------------------------------
Portfolio turnover rate                                         10%


1. For the period from May 3, 2004 (inception of offering) to June 30, 2004.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        15 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Non-Service, Service, Class 3 and Class 4 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The classes of shares designated as Service shares and Class 4 shares are subject to a distribution and service plan. The Fund assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of the New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


        16 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $255,078,627 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $47,546,454 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes post-October losses of $1,844,693 and unused capital loss carryforwards as follows:

               EXPIRING
               ------------------------
               2009       $  47,254,011
               2010         147,620,574
               2011         105,905,803
                          -------------
               Total      $ 300,780,388
                          =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


        17 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED JUNE 30, 2004 1     YEAR ENDED DECEMBER 31, 2003 2
                                          --------------------------------------------------------------------
                                                   SHARES           AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                           14,688,629   $  377,139,249       56,815,585   $ 1,050,428,269
Dividends and/or distributions reinvested       1,203,327       30,456,227          828,612        13,324,089
Redeemed                                      (10,027,091)    (255,252,999)     (54,266,655)     (984,128,677)
                                              ----------------------------------------------------------------
Net increase                                    5,864,865   $  152,342,477        3,377,542   $    79,623,681
                                              ================================================================

--------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            3,746,605   $   96,239,086        9,204,619   $   180,268,510
Dividends and/or distributions reinvested          96,756        2,439,240           28,051           449,100
Redeemed                                         (826,889)     (20,819,399)      (5,472,867)     (103,050,219)
                                              ----------------------------------------------------------------
Net increase                                    3,016,472   $   77,858,927        3,759,803   $    77,667,391
                                              ================================================================

--------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                            2,068,886   $   53,670,032        6,450,195   $   132,821,158
Dividends and/or distributions reinvested          87,345        2,221,201               --                --
Redeemed                                          (82,189)      (2,052,194)        (592,821)      (11,390,404)
                                              ----------------------------------------------------------------
Net increase                                    2,074,042   $   53,839,039        5,857,374   $   121,430,754
                                              ================================================================


        18 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                          SIX MONTHS ENDED JUNE 30, 2004 1   YEAR ENDED DECEMBER 31, 2003 2
                                                SHARES              AMOUNT       SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                           498,229        $ 12,422,740         --              $ --
Dividends and/or distributions reinvested           --                  --         --                --
Redeemed                                          (477)            (11,685)        --                --
                                               ---------------------------------------------------------------
Net increase                                   497,752        $ 12,411,055         --              $ --
                                               ===============================================================

1. For the six months ended June 30, 2004, for Non-Service, Service and Class 3 shares and for the period from May 3, 2004 (inception of offering) to June 30, 2004, for Class 4 shares.

2. For the year ended December 31, 2003, for Non-Service and Service shares and for the period from May 5, 2003 (inception of offering) to December 31, 2003, for Class 3 shares.

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $573,427,284 and $265,755,169, respectively.

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $15,000 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE AND CLASS 4 SHARES. The Fund has adopted a Distribution and Service Plan for Service share class and Class 4 shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service class and Class 4 shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service share class and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service class and Class 4 shares. The impact of the service plan is to increase operating expenses of the Service class and Class 4 shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $70,760, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


        19 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2004 was $29,224,350, which represents 0.99% of the Fund's net assets, of which $5,019,716 is considered restricted. Information concerning restricted securities is as follows:

                       ACQUISITION                  VALUATION AS OF      UNREALIZED
SECURITY                      DATE            COST    JUNE 30, 2004    APPRECIATION
------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Nektar Therapeutics        6/25/03     $ 3,568,000     $ 5,019,716      $ 1,451,716


        20 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)